Subsequent Event (Details) - Subsequent Event [Member] $ / shares in Units, $ in Millions	Mar. 08, 2023 USD ($) $ / shares
Subsequent Event (Details) [Line Items]
Declared dividend to its shareholders | $	$ 4.8
Dividend per share | $ / shares	$ 0.24